UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ------------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
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           527 Madison Avenue, 9th Floor
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           New York, New York 10022
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Form 13F File Number:  28-06505
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
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Title:     Managing Member
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Phone:     212-644-2202
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Signature, Place, and Date of Signing:

/s/ Marjorie Gochberg Kellner New York, New York   02/08/10
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

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        55
                                               -------------

Form 13F Information Table Value Total:        $89,826
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                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number              Name
   ---            -----------                ----------------------------
    1              28-7384                      Nathaniel Bohrer
   ---            -----------                ----------------------------
    2              28-7750                      Marjorie Gochberg Kellner
   ---            -----------                ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                           FORM 13F INFORMATION TABLE

                                                                VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER
          SECURITY            TITLE OF CLASS       CUSIP      X (1000)    PRN AMT  PRN CALL DISCRETN  MANAGERS  SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3 Com Corp                        COM              885535104     2925    390,000   SH        Other     1 2 3         390,000
Affiliated Computer Services     CL A              008190100    10297    172,500   SH        Other     1 2 3         172,500
Airvana Inc                       COM              00950V101      190     25,000   SH        Other     1 2 3          25,000
American Eagle Outfitters         COM              02553E106      340     20,000   SH        Other     1 2 3          20,000
Amicas Inc                        COM              001712108     1496    275,000   SH        Other     1 2 3         275,000
Bare Escentuals Inc               COM              067511105      168     13,750   SH        Other     1 2 3          13,750
Big Lots Inc                      COM              089302103      290     10,000   SH        Other     1 2 3          10,000
Black & Decker Corp               COM              091797100      648     10,000   SH        Other     1 2 3          10,000
Burlington Northern Santa Fe      COM              12189T104    13600    137,900   SH        Other     1 2 3         137,900
Cadbury PLC                    SPONS ADR           12721e102      843     16,400   SH        Other     1 2 3          16,400
California Micro Devices          COM              130439102      179     38,000   SH        Other     1 2 3          38,000
Cell Therapeutics Inc          WARRANTS            150990596        0    200,295   SH        Other     1 2 3         200,295
CF Industries Holdings Inc        COM              125269100      454      5,000   SH        Other     1 2 3           5,000
Chattem Inc                       COM              162456107     3499     37,500   SH        Other     1 2 3          37,500
Cinemark Holdings Inc             COM              17243V102      718     50,000   SH        Other     1 2 3          50,000
Columbia Labs Inc              WARRANTS            197990195        0    218,747   SH        Other     1 2 3         218,747
Dexcom Inc                        COM              252131107      403     50,000   SH        Other     1 2 3          50,000
DSW Inc                          CL A              23334l102      259     10,000   SH        Other     1 2 3          10,000
Encore Acquisition Co             COM              29255w100     1681     35,000   SH        Other     1 2 3          35,000
Facet Biotech Corp                COM              30303Q103      662     37,699   SH        Other     1 2 3          37,699
Facet Biotech Corp                SHS              30303Q103      176     10,000   SH  Call  Other     1 2 3          10,000
FGX International Hldgs         ORD SHS            G3396L102     2350    120,000   SH        Other     1 2 3         120,000
I2 Technologies Inc.              COM              465754208     2082    108,898   SH        Other     1 2 3         108,898
ICT Group Inc                     COM              44929y101     3411    208,900   SH        Other     1 2 3         208,900
Iesi BFC Ltd                      COM              44951d108      240     15,000   SH        Other     1 2 3          15,000
IMS Health Inc                    COM              449934108     1895     90,000   SH        Other     1 2 3          90,000
IMS Health Inc                    COM              449934108     1053     50,000   SH  Put   Other     1 2 3          50,000
InfoGroup Inc                     COM              45670g108      373     46,500   SH        Other     1 2 3          46,500
International Roylaty Corp        COM              460277106     1253    175,000   SH        Other     1 2 3         175,000
Kraft Foods Inc                  CL A              50075N104     1223     45,000   SH        Other     1 2 3          45,000
Liz Claiborne Inc                 COM              539320101      141     25,000   SH        Other     1 2 3          25,000
Lowes Companies Inc               COM              548661107      351     15,000   SH        Other     1 2 3          15,000
Mead Johnson Nutrition Co      COM CL A            582839106      655     15,000   SH        Other     1 2 3          15,000
Merrimac Industries Inc           COM              590262101     1114     70,000   SH        Other     1 2 3          70,000
MPS Group Inc                     COM              553409103     1030     75,000   SH        Other     1 2 3          75,000
Netscout Systems Inc              COM              64115t104      292     20,000   SH        Other     1 2 3          20,000
Pan American Silver Corp          COM              697900108      279     11,700   SH        Other     1 2 3          11,700
Pepsi Bottling Group Inc          COM              713409100     8250    220,000   SH        Other     1 2 3         220,000
Pepsiamericas Inc                 COM              71343P200      993     33,922   SH        Other     1 2 3          33,922
Perkinelmer                       COM              714046109      309     15,000   SH        Other     1 2 3          15,000
Polycom Inc                       COM              73172K104      562     22,500   SH        Other     1 2 3          22,500
Qwest Communications Intl         COM              749121109      317     75,362   SH        Other     1 2 3          75,362
Ralcorp Holdings Inc              COM              751028101      388      6,500   SH        Other     1 2 3           6,500
Sapient Corp                      COM              803062108      413     50,000   SH        Other     1 2 3          50,000
Select Comfort Corp               COM              81616x103      489     75,000   SH        Other     1 2 3          75,000
Starlims Technologies LTD         SHS              M8484K109     1583    113,931   SH        Other     1 2 3         113,931
Sun Microsystems                  COM              866810203     4428    472,529   SH        Other     1 2 3         472,529
Sun Microsystems                  COM              866810203      234     25,000   SH  Put   Other     1 2 3          25,000
Switch & Data Facilities Co       COM              871043105     3234    160,000   SH        Other     1 2 3         160,000
Terra Industries                  COM              880915103      322     10,000   SH        Other     1 2 3          10,000
Union Pacific Corp                COM              907818108     3195     50,000   SH  Put   Other     1 2 3          50,000
Urban Outfitters Inc              COM              917047102      805     23,000   SH        Other     1 2 3          23,000
Varian Inc                        COM              922206107     2577     50,000   SH        Other     1 2 3          50,000
Waters Corp                       COM              941848103      620     10,000   SH        Other     1 2 3          10,000
XTO Energy Inc                    COM              98385X106     4537     97,500   SH        Other     1 2 3          97,500